Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
2014	$53,246
2015	6,720
2016	6,720
2017	5,040
Thereafter	-
Total	$71,726

Analysis of the leased assets included in property and equipment
	December 31, 2013	December 31, 2012
Equipment	$79,210	$41,969
Less accumulated depreciation	(33,607)	(5,926)
Total	$45,603	$36,043

Schedule by years of future minimum payments required under the lease
Year Ending December 31:
2014	$32,768
2015	22,527
2016	3,581

Total minimum lease payments	58,876
Less amount representing interest	(9,087)
Present value of minimum lease payments	$49,789